CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	236,000,000	236,000,000
Common stock, shares issued	33,622,829	21,563,163
Common stock, shares outstanding	33,622,829	21,563,163
Redeemable Convertible Series B Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	2,833.55	4,031
Preferred stock, shares outstanding	2,833.55	4,031
Issuance costs	$ 347,091
Liquidation preference value	$ 2,800,000
Convertible Series C Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	386
Preferred stock, shares outstanding	0	386
Convertible Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	200
Preferred stock, shares outstanding	200
Issuance costs	$ 30,557
Liquidation preference value	$ 200,000
Redeemable Convertible Series F Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	2,000
Preferred stock, shares outstanding	2,000
Issuance costs	$ 118,855
Liquidation preference value	$ 2,000,000